Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Schedule Of Estimated Useful Life Of Assets
%
Buildings and leasehold improvements (*)	2-20
Instruments, machinery and equipment	3-33
Office furniture and other	4-33
Motor vehicles	12-33	(Mainly 15%)

(*)	Prepayments for operating lease and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

Schedule Of Warranty Liability

	2011	2010
Balance, at January 1	$164,778	$126,783
Warranties issued during the year	62,771	69,213
Warranties related to acquisitions	-	19,015
Reduction due to warranties forfeited or paid during the year	(63,381)	(50,233)
Balance, at December 31	$164,168	$164,778

Schedule Of Employee Stock Options On Estimated Weighted Average Assumptions

	2011	2010	2009
Divided yield	2.23%	2.20%	2.31%
Expected volatility	31.59%	31.92%	39.37%
Risk-free interest rate	2.01%	1.56%	2.43%
Expected life	4 years	4 years	4 years
Forfeiture rate	0.56%	0.56%	0.56%
Suboptimal factor	1.75	1.75	1.75

Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis

	Fair value measurement at December 31, 2010 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Debt securities:
Government bonds	$824	$-	$-
ARS and CDOs	-	-	7,179
Foreign currency derivatives and option contracts	-	19,100	-
Cross currency interest rate swap	-	20,377	-
Liabilities
Foreign currency derivative and option contracts	-	(8,219)	(51)
Total	$824	$31,258	$7,128

	Fair value measurement at December 31, 2011 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Debt securities:
Government bonds	$2,271	$-	$-
Foreign currency derivative and option contracts	-	14,755	-
Cross currency interest rate swap	-	8,877	-
Liabilities
Foreign currency derivative and option contracts	-	(25,954)	-
Total	$2,271	$(2,322)	$-

Schedule Of Assets Measured At Fair Value On Recurring Basis Using Significant Unobservable Inputs (Level 3)

(Level 3)
Balance at December 31, 2010	$7,128
Net change in fair value included in other comprehensive income	(3,663)
Other-then-temporary impairment recognized in earnings	(3,465)
Balance at December 31, 2011	$-